Vessels, Net	12 Months Ended
Dec. 31, 2023
Vessels, Net
Vessels, Net
7.	Vessels, Net

Vessels, net are analyzed as follows:

	Vessels’ cost	Dry-docking and special survey costs	Total
Cost
Balance – January 1, 2022	943,569,428	11,337,851	954,907,279
Transfers from Vessels under construction	194,652,377	2,000,000	196,652,377
Additions	—	367,669	367,669
Balance - December 31, 2022	1,138,221,805	13,705,520	1,151,927,325
Fully amortized Dry-Dock component	—	(1,600,000)	(1,600,000)
Additions	—	4,109,803	4,109,803
Balance – December 31, 2023	1,138,221,805	16,215,323	1,154,437,128
Accumulated Depreciation
Balance – January 1, 2022	(85,311,684)	(4,387,215)	(89,698,899)
Depreciation charge for the year	(35,353,891)	(2,578,500)	(37,932,391)
Balance - December 31, 2022	(120,665,575)	(6,965,715)	(127,631,290)
Fully amortized Dry-Dock component	—	1,600,000	1,600,000
Depreciation charge for the year	(37,517,768)	(2,819,890)	(40,337,658)
Balance – December 31, 2023	(158,183,343)	(8,185,605)	(166,368,948)
Net Book Value – December 31, 2022	1,017,556,230	6,739,805	1,024,296,035
Net Book Value – December 31, 2023	980,038,462	8,029,718	988,068,180

During the year ended December 31, 2022, the Company took delivery of the newbuilding VLCC vessels, Nissos Kea and Nissos Nikouria, for a total cost of $196.7 million.

In the year ended December 31, 2023, the Group drydocked its Suezmax vessels, Kimolos and Folegandros, for their primary five-year scheduled special survey. The dry-dock cost amounted to approximately $1.9 and $2.0 million for Kimolos and Folegandros, respectively.

Depreciation for the years ended December 31, 2023, 2022, and 2021, amounted to $40,337,658, $37,932,391, and $38,666,266, respectively.

The Group has pledged its vessels to secure the borrowing facilities (see Note 13).

Other Fixed Assets

As of December 31,	2023	2022
Right-of-Use assets	26,233	71,204
Other fixed assets	61,019	61,019
Total	87,252	132,223

The Group has recognized Right-of-Use assets, pursuant to contracts for the lease of office space and a company car. For the year ended December 31, 2023 and 2022, the Group recorded an amount of $44,970 and $30,533, respectively as depreciation expense with regards to Right-of-Use assets recognized.